Related Party Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Salaries and benefits	$ 4,749,342	$ 3,568,771
Personnel compensation amount	1,072,764
Aircraft management fees	52,189	118,204
Treasury shares			2,350,000
Treasury shares, purchase amount			$ 20,102,500	$ 5,455,027
Investment properties amount	4,188,666	5,649,008
Balances due	83,699	$ 92,772
Amount payable			5,000,000
Arab Wings Co [Member]
Statement Line Items [Line Items]
Amount payable	$ 31,370		$ 196,214